(Loss) Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Basic and Diluted (Loss) Earnings Per Share
The net (loss) earnings available for common shareholders and (loss) earnings per common share are presented in the table below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Net (loss) income	(129,144)	98,198	(150,509)	205,037

Weighted average number of common shares - basic	33,763,367	33,727,978	33,753,599	33,698,972
Dilutive effect of stock-based awards	—	250,752	—	263,539
Weighted average number of common shares - diluted	33,763,367	33,978,730	33,753,599	33,962,511

(Loss) earnings per common share:
– Basic	(3.83)	2.91	(4.46)	6.08
– Diluted	(3.83)	2.89	(4.46)	6.04